Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

36. RELATED PARTY TRANSACTIONS

Transactions with subsidiaries

The Company and its subsidiaries regularly engage in inter-group transactions. These transactions include the purchase and sale of satellite services and communications equipment, providing and receiving network and call centre services, access to orbital slots and management services. The transactions have been entered into over the normal course of operations. Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and therefore have not been disclosed.

Compensation of executives and Board level directors

For the years ended December 31,	2024	2023	2022
Short-term benefits (including salaries)	$14,883	$17,014	$16,586
Special payments	915	—	—
Post-employment benefits	1,488	1,790	2,114
Share-based payments	16,589	31,551	65,314
	$33,875	$50,355	$84,014

Key management personnel — stock options

In April 2021, the Company approved the adoption of an RSU plan. A total of 3,660,000 Non-Voting Participating Preferred Shares were reserved for issuance upon vesting of the RSUs awarded under the RSU Plan, provided that the aggregate number of Non-Voting Participating Preferred Shares issuable under the RSU Plan (and under all other share compensation arrangements) did not exceed 10% of the total number of Non-Voting Participating Preferred Shares outstanding from time to time (on a non-diluted basis). A total of 3,530,000 RSUs were issued in connection with the plan. Upon completion of the Transaction the 3,530,000 Telesat Canada RSUs were converted into 1,460,008 Telesat Corporation RSUs.

During the year ended December 2022, 362,590 of the RSUs were settled, on a net settlement basis, in exchange for 186,847 Public shares of Telesat Corporation.

During the year ended December 31, 2023, 408,086 of the RSUs were settled, on a net settlement basis, in exchange for 206,081 Public shares of Telesat Corporation as well as 47,564 RSUs were forfeited. In addition, 517,616 stock options from the Historic Plans expired.

During the year ended December 31, 2024, 517,688 of the RSUs were settled, on a net settlement basis, in exchange for 253,875 Public shares of Telesat Corporation. In addition, 89,430 stock options from the Historic Plans expired.

On November 19, 2021, Telesat Corporation adopted the Omnibus Plan. The Omnibus Plan allows for a variety of equity-based awards including stock options, RSUs, PSUs and DSUs.

The following Awards were issued under the Omnibus Plan:

For the years ended December 31,	2024	2023	2022
DSUs issued to certain members of the Board of Directors	77,252	78,040	46,576
RSUs to key management personnel, which vest over a three-year period	414,540	464,834	230,048
PSUs to key management personnel, which include both a time and performance condition on vesting	410,888	281,683	140,583
Stock options to key management personnel	—	550,519	285,149

Of the Awards that were issued under the Omnibus Plan, the following Awards have been settled.

For the year ended December 31, 2024	Options Exercised	Awards Settled	Public Shares issued
DSUs issued to certain members of the Board of Directors	—	12,434	12,434
RSUs to key management personnel, which vest over a three-year period(1)	—	223,819	96,408
PSUs to key management personnel, which include both a time and performance condition on vesting(1)	—	230,863	145,197
Stock options to key management personnel	30,087	—	30,087

(1)      RSUs and PSUs were settled on a net settlement basis

For the year ended December 31, 2023	Forfeited	Awards Settled	Public Shares issued
DSUs issued to certain members of the Board of Directors	—	—	—
RSUs to key management personnel, which vest over a three-year period(1)	17,426	77,593	39,672
PSUs to key management personnel, which include both a time and performance condition on vesting	47,129	—	—
Stock options to key management personnel	32,403	—	—

(1)      RSUs were settled on a net settlement basis

Transactions with related parties

Related parties included Red Isle and MHR. There were no transactions, payments or balances with MHR during any of the years presented. Apart from the payment from the year ended December 31, 2022, there were no transactions, payments or balances with Red Isle during any of the years presented.

During the year ended December 31, 2022, $20.8 million (US$15.3 million) was paid to Red Isle in respect of the adjustment amount as per the terms of the Transaction Agreement (Note 26).

Other related party transactions

The Company funds certain defined benefit pension plans. Contributions made to the plans for the year ended December 31, 2024 were $4.8 million (December 31, 2023 — $2.8 million).